Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	7.52
Maximum Aggregate Offering Price	$ 19,552,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,700.13
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 also covers any additional shares of common stock, par value $0.001 per share ("Common Stock") of Mount Logan Capital Inc. that become issuable under the Mount Logan Capital Inc. 2025 Omnibus Incentive Plan by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (B) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low prices of the Common Stock as reported on Nasdaq on December 2, 2025.